Mergers and acquisitions (Details Narrative)							12 Months Ended
	Apr. 28, 2022	Nov. 22, 2021	Sep. 03, 2021	Aug. 30, 2021	Jun. 21, 2021	May 01, 2021	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Earn out cash payment							$ 804,800	£ 500,000
Transaction costs relating to mergers and acquisitions							114,853		$ 1,490,463
Revenue							202,835,921		167,364,286
Pro forma revenue							177,223,858
Net loss							50,708,448
Ffsspa [member]
IfrsStatementLineItems [Line Items]
Description of acquisition	(i) a cash payment of $2,937,520 (GBP £1,825,000) on closing, which includes an agreed upon cash excess amount of $523,120 (GBP £325,000), which was paid in April 2022, (ii) a payment of $1,609,600 (GBP £1,000,000) on the first anniversary of closing which may be paid in cash or common shares at the option of the Company, (iii) an earn-out cash payment $804,800 (GBP £500,000) on the first anniversary of closing, based on the renewal of a Fantasy Premier League agreement, subject to adjustments, and (iv) a cash payment of $80,480 (GBP £50,000) on the second anniversary of closing, subject to adjustments.
Revenue									1,188,062
Net income									364,430
Pro forma revenue							203,641,308
Net loss							$ 76,404,672
Vedatis s p a [member]
IfrsStatementLineItems [Line Items]
Description of acquisition						i) a cash payment of Euro €3,500,000, subject to a Euro €100,000 target working capital adjustment, which was paid on April 28, 2021, (ii) the issuance of Euro €1,500,000 of common shares of the Company, for which 226,563 common shares were issued on May 4, 2021, (iii) a cash payment of Euro €1,250,000 on the first anniversary of closing which was paid to escrow on June 23, 2021, (iv) a payment of Euro €750,000 on the first anniversary of closing which may be paid in cash or common shares at the option of the Company, and (v) an earn-out payment based on the performance of Vedatis.
Revenue									129,270
Net loss									1,293,335
Tabwire e p a [member]
IfrsStatementLineItems [Line Items]
Description of acquisition					i) a cash payment of USD $5,000,000, subject to an accounts receivable adjustment, which was paid on June 23, 2021, and (ii) the issuance of USD $6,000,000 of common shares of the Company, for which 790,094 common shares were issued on June 21, 2021.
Revenue									176,534
Net loss									170,391
Game knot e p a [member]
IfrsStatementLineItems [Line Items]
Description of acquisition				i) a cash payment of USD $1,500,000 which was paid on August 30, 2021, (ii) the issuance of USD $750,000 of common shares of the Company, for which 165,425 common shares were issued on August 30, 2021 (iii) a payment of USD $500,000 on the six-month anniversary of closing which may be paid in cash or common shares at the option of the Company.
Revenue									168,866
Net income									146,625
Addicting games s p a [member]
IfrsStatementLineItems [Line Items]
Description of acquisition			i) a cash payment of USD $10,000,000, subject to a working capital adjustment and other adjustments, of which USD $10,090,533 was paid in September (inclusive of estimated working capital and other adjustments), (ii) the issuance of USD $12,000,000 of common shares of the Company, for which 2,661,164 common shares were issued on September 3, 2021, (iii) a cash payment of USD $7,000,000 on the first anniversary of closing which may be paid in cash or common shares at the option of the Company, and (iv) a payment of USD $3,800,000 on the second anniversary of closing which may be paid in cash or common shares at the option of the Company.
Revenue									2,765,343
Net income									681,426
Outplayed m a [member]
IfrsStatementLineItems [Line Items]
Description of acquisition		i) a cash payment of USD $7,500,000, subject to working capital and other adjustments, of which USD $7,216,958 was paid on November 23, 2021 (inclusive of estimated working capital and other adjustments), (ii) the issuance of 5,200,000 of common shares of the Company, for which 5,164,223 common shares were issued on December 31, 2021 and 35,770 common shares were issued on February 14, 2022, (iii) a payment of USD $8,500,000 on the first anniversary of closing which may be paid in cash or common shares at the option of the Company, (iv) a payment of USD $8,500,000 on the second anniversary of closing which may be paid in cash or common shares at the option of the Company, (v) a first anniversary earn-out payment of USD $6,000,000 based on the performance of Outplayed, and (vi) a second anniversary earn-out payment of USD $6,000,000 based on the performance of Outplayed.
Revenue									1,411,255
Net income									$ 960,160